Other Disclosures	12 Months Ended
Dec. 31, 2019
Other Disclosures
Other Disclosures

Section 6—Other Disclosures

6.1          Related party disclosures

The Company is controlled by NB FP Investment K/S and its affiliates (collectively “NB”). The ultimate controlling party of the Company is Mr. Florian Schönharting who controls NB. See Note 6.2 for an additional related party.

A director of the Company is a partner at the law firm that provides Danish legal services to the Group. Remuneration paid to the law firm is referred to below as “Danish Legal Services.” The director serves on the Company’s board of directors in his individual capacity and not as a representative of the law firm.

Two directors of the Company, who were elected to the board of directors on May 6, 2016, each entered into a four-year consulting agreement with the Company. One of the consulting agreements commenced in September 2015 and the second during October 2016. The consulting agreements provided for the granting of 25,000  (250,000 after the Share Split) and 12,500  (125,000 after the Share Split) deferred shares, respectively, as full compensation for services to be rendered. The deferred shares vest in equal increments annually over four years from the date of grant. Unvested deferred shares vest immediately in the event there is a change in control as defined in the award agreement. The board member who holds 25,000 deferred shares did not stand for re-election and accordingly the consultant's role as a board member terminated at the time of the Company's Annual Shareholder meeting on May 3, 2017. Subsequent to the Amendment, the consultant who remains on the Company's board of directors holds 121,000 deferred shares and the consultant whose role as a board member terminated at the time of the Company's Annual Shareholder meeting on May 3, 2017 holds 194,000 deferred shares. Share-based remuneration paid to the consultants while the consultants were members of the Company’s board of directors is referred to in the table below as “Consulting Services.”

Beginning in 2013, the Company was part of a Danish joint tax group with Tech Growth Invest ApS and subsidiaries of Tech Growth Invest ApS. The Company’s participation in the Tech Growth Invest ApS Danish joint tax group ceased on January 1, 2016. On January 1, 2016, the Company became part of a new Danish joint taxation group with NB FP Investment General Partner ApS, Operations, FA and FWP IP. See Note 3.4 for additional information.

The following table provides the total amount of transactions that have been entered into with related parties for the relevant year or as of yearend. All amounts disclosed in the table below exclude VAT:

	Year ended or as of December 31,
	2019	2018	2017
	USD ‘000	USD ‘000	USD ‘000
Purchase of services from NB	73	76	68
Danish Legal Services	233	396	1,454
Consulting Services	35	71	188
Amounts owed to related parties	Nil	113	283
Amounts owed by related parties	—	—	—

The above table excludes the related party transaction disclosed in Note 6.2.

Terms and conditions of transactions with related parties

Amounts due to related parties represents trade payables that are uncollateralized, interest free and payable within 30 days of receipt of invoice. There have been no guarantees provided or received for any related party receivables or payables.

Transactions with key management

The Group has not granted any loans, guarantees, or other commitments to or on behalf of any key management personnel.

Other than the remuneration including share‑based payment relating to key management personnel described in Notes 3.2 and 3.3, no other transactions have taken place with key management personnel during the periods presented herein.

Compensation paid to the members of the board of directors

Compensation to members of the Company’s board of directors, excluding non-cash share‑based compensation, for each of the years ended December 31, 2019, 2018 and 2017 totaled $60,000,  $60,000 and $373,000, respectively. Share‑based compensation paid to members of the Company’s board of directors for each of the years ended December 31, 2019, 2018 and 2017 totaled $117,000, $495,000  and $1.3 million, respectively. As discussed in more detail in Note 3.3, during the years ended December 31, 2019 2018 and 2017, certain amounts were paid to warrant and option holders, including members of the board of directors, that were deemed to be a partial repurchase of equity awards and accounted for as a reduction to shareholders' equity. The amounts disclosed above exclude $63,000, $65,000 and $864,000 that was paid to members of the board of directors that were deemed to be a repurchase of equity awards for the years ended December 31, 2019 , 2018 and 2017, respectively.

6.2          Commitments and contingent liabilities

Commitments

As discussed in Note 2.3, the Group adopted IFRS 16 effective January 1, 2019. In connection with the adoption of IFRS 16, the Group has made a policy election to not recognize a right-to-use asset and lease liability for short-term leases and leases for which the underlying asset is of low value. As the result of this policy election, combined with the Group’s leases being all short-term, the provisions of IFRS 16 have no effect on the accompanying financial statements.

For each of the years ended December 31, 2019, 2018 and 2017, the Group recognized expenses of $88,000, $102,000 and $128,000, respectively, in connection with the Leases. For each of the years ended December 31, 2019, 2018 and 2017,  the cash outflow for Leases was equal to the recognized expense for the respective year. As of December 31, 2019, the remaining obligation under the Leases totaled $48,000 which is payable during the year ending December 31, 2020.

The Company has a non-cancellable service agreement that requires annual payments of $2,000 through May 2022.

See Note 1.1 regarding the Annual Funding obligation to FWP IP.

As of December 31, 2019 and 2018, the other non-current asset is the rent security deposit on leased office space.

Contingent liabilities

Contingent liabilities are liabilities that arose from past events but whose existence will only be confirmed by the occurrence or non‑occurrence of future events that in some situations are beyond the Groups’ control. See Note 3.4 for tax contingencies.

In 2004, a private company Aditech Pharma AB (together with its successor‑in‑interest Aditech Pharma AG, “Aditech”), controlled by NB, began developing and filing patents for, among other things, formulations and dosing regimens of DMF. In 2005, the Company entered into a patent license agreement with Aditech to license this patent family from Aditech. In 2010, the Company acquired this patent family from Aditech pursuant to a patent transfer agreement (the “Transfer Agreement”) that replaced the patent license agreement. Under the Transfer Agreement, the Company obtained, among other things, Aditech’s patents and associated know‑how related to DMF formulations and delivery systems (the “Aditech IP”). In connection with the License Agreement, the Company and Aditech executed an addendum to the Transfer Agreement (the “Addendum”). The Addendum clarified certain ambiguities with respect to the compensation due to Aditech in the event the Company would enter into the License Agreement and also provided for Aditech to waive certain rights under the Transfer Agreement. The Addendum specifies that Aditech receives 2% of the Non‑refundable Fee (or $25 million) and is entitled to additional compensation should the Company receive royalties from Biogen under the License Agreement. If royalties are paid to the Company in accordance with the License Agreement, Aditech will be entitled to receive a cash payment equal to 2% of the same base amount with respect to which the Company’s royalty percentage is calculated, accruing from the same period of time as any royalty payment payable by Biogen to the Company (prior to taking into account taxes, duties and VAT, if any). Aditech is considered to be a related party of the Company due to control over Aditech by NB. The $25 million due to Aditech in accordance with the Addendum and in connection with the Company's receipt of the Non-refundable Fee was paid during May 2017.

As part of the project for the development of new or innovative products and procedures in the Free State of Saxony, Germany, the Sächsische Aufbaubank—Förderbank (“SAB”) awarded FP GmbH a grant (“Grant”) of €3.8 million ($4.3 million based on the December 31, 2019 exchange rate) that subsidized certain product development costs incurred by FP GmbH during the period from March 2007 to December 2008. In June 2012, the SAB concluded the proceeding of proof of correct use of the Grant and determined that FP GmbH was in compliance with the terms of the Grant. In January 2017, the SAB informed the Company that FP GmbH had no further obligation to perform under the Grant or to repay the Grant. The SAB maintains the right to revoke the Grant and demand repayment of the Grant plus interest in the event the SAB in the future determines that FP GmbH failed to comply with the terms of the Grant.

6.3         Events after the reporting period

Subsequent to December 31, 2019, there are no events that are required to be reported except the outbreak of COVID-19. The Group's business and operations could be disrupted and adversely affected by the outbreak of COVID-19. The Group is currently unable to estimate whether, or to what extent, COVID-19 will disrupt or impact the Group's business or operations, including any effect on the joint tax audit, discussed in Note 3.4, and/or the Opposition Proceeding. Any disruption of the Group's business or operations caused by COVID-19 could have a material adverse impact on the Group's operating results and financial condition.